Quarterly Holdings Report
for
Fidelity® OTC Portfolio
April 30, 2024
OTC-NPRT3-0624
1.800345.120
Common Stocks - 94.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 17.4%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	331,308	0
Entertainment - 2.2%
Electronic Arts, Inc.	2,318	294
NetEase, Inc. ADR	14,571	1,362
Netflix, Inc. (a)	1,034,871	569,841
Take-Two Interactive Software, Inc. (a)	11,474	1,639
The Walt Disney Co.	376,500	41,829
		614,965
Interactive Media & Services - 15.0%
Alphabet, Inc.:
Class A	11,425,514	1,859,845
Class C	5,263,501	866,583
Epic Games, Inc. (a)(b)(c)	77,600	46,560
Meta Platforms, Inc. Class A	2,852,768	1,227,175
Reddit, Inc.:
Class A	617,700	27,451
Class B	3,851,357	171,154
Vimeo, Inc. (a)	280,690	1,008
		4,199,776
Media - 0.1%
Comcast Corp. Class A	1,022,439	38,965
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	90,500	14,857
TOTAL COMMUNICATION SERVICES		4,868,563
CONSUMER DISCRETIONARY - 11.9%
Automobiles - 0.0%
Rivian Automotive, Inc. (a)	12,976	115
Tesla, Inc. (a)	90,325	16,555
		16,670
Broadline Retail - 8.8%
Alibaba Group Holding Ltd. sponsored ADR	6,312	472
Amazon.com, Inc. (a)	13,950,483	2,441,335
ContextLogic, Inc. (a)(d)	4,887	27
Etsy, Inc. (a)	136,437	9,369
Global-e Online Ltd. (a)	248,592	8,335
JD.com, Inc. Class A	8,560	123
		2,459,661
Hotels, Restaurants & Leisure - 0.3%
Airbnb, Inc. Class A (a)	18,969	3,008
Churchill Downs, Inc.	296,704	38,275
Domino's Pizza, Inc.	28,529	15,100
Hilton Worldwide Holdings, Inc.	76,465	15,085
Marriott International, Inc. Class A	42,424	10,018
Wynn Resorts Ltd.	121,571	11,142
		92,628
Specialty Retail - 1.1%
Lowe's Companies, Inc.	876,417	199,814
Ross Stores, Inc.	780,908	101,167
thredUP, Inc. (a)(d)	86,404	138
		301,119
Textiles, Apparel & Luxury Goods - 1.7%
Figs, Inc. Class A (a)(d)	44,994	230
Kontoor Brands, Inc.	5,808	360
lululemon athletica, Inc. (a)	964,565	347,822
LVMH Moet Hennessy Louis Vuitton SE	164,290	134,954
		483,366
TOTAL CONSUMER DISCRETIONARY		3,353,444
CONSUMER STAPLES - 3.9%
Beverages - 2.4%
Diageo PLC	2,788,948	96,385
Keurig Dr. Pepper, Inc.	9,140,076	308,021
Monster Beverage Corp. (a)	5,009,023	267,732
		672,138
Consumer Staples Distribution & Retail - 0.3%
Costco Wholesale Corp.	94,545	68,347
Dollar Tree, Inc. (a)	286,874	33,923
		102,270
Food Products - 0.5%
Mondelez International, Inc.	1,837,255	132,172
Personal Care Products - 0.7%
Estee Lauder Companies, Inc. Class A	1,307,800	191,867
The Honest Co., Inc. (a)	157,592	474
		192,341
TOTAL CONSUMER STAPLES		1,098,921
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
TGS ASA ADR	2,753,862	32,468
Oil, Gas & Consumable Fuels - 1.5%
Cenovus Energy, Inc. (Canada)	164,955	3,389
Diamondback Energy, Inc.	51,218	10,301
EOG Resources, Inc.	13,680	1,808
Exxon Mobil Corp.	3,014,049	356,472
Reliance Industries Ltd. GDR (e)	753,732	53,289
		425,259
TOTAL ENERGY		457,727
FINANCIALS - 2.3%
Banks - 0.0%
Huntington Bancshares, Inc.	81,593	1,099
Wintrust Financial Corp.	43,763	4,229
		5,328
Capital Markets - 0.7%
Coinbase Global, Inc. (a)	917,300	187,065
S&P Global, Inc.	679	282
		187,347
Financial Services - 1.6%
Ant International Co. Ltd. Class C (a)(b)(c)	10,036,067	17,764
Jio Financial Services Ltd.	12,375,617	55,713
MasterCard, Inc. Class A	790,190	356,534
PayPal Holdings, Inc. (a)	170,153	11,557
		441,568
TOTAL FINANCIALS		634,243
HEALTH CARE - 5.8%
Biotechnology - 1.8%
Alnylam Pharmaceuticals, Inc. (a)	1,068,521	153,814
Argenx SE ADR (a)	36,600	13,743
Ascendis Pharma A/S sponsored ADR (a)	271,220	37,548
GenSight Biologics SA (a)	211,791	89
Ionis Pharmaceuticals, Inc. (a)	31,614	1,304
Legend Biotech Corp. ADR (a)	102,797	4,496
Regeneron Pharmaceuticals, Inc. (a)	323,259	287,914
Trevena, Inc. (a)(d)	17,806	7
		498,915
Health Care Equipment & Supplies - 2.3%
Boston Scientific Corp. (a)	2,077,900	149,339
DexCom, Inc. (a)	576,363	73,423
Inspire Medical Systems, Inc. (a)	595,200	143,836
Insulet Corp. (a)	1,453,169	249,858
Neuronetics, Inc. (a)	38,510	130
Outset Medical, Inc. (a)	39,921	101
Pulmonx Corp. (a)	26,049	198
TransMedics Group, Inc. (a)	419,700	39,506
		656,391
Health Care Providers & Services - 0.1%
Humana, Inc.	99,354	30,014
Health Care Technology - 0.0%
Certara, Inc. (a)	222,626	3,809
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	287,275	8,411
Bruker Corp.	2,302,419	179,612
Danaher Corp.	482,800	119,068
Illumina, Inc. (a)	38,780	4,772
Seer, Inc. (a)	587,199	1,221
Thermo Fisher Scientific, Inc.	21,900	12,455
		325,539
Pharmaceuticals - 0.4%
AstraZeneca PLC sponsored ADR	1,590,723	120,704
Elanco Animal Health, Inc. (a)	88,545	1,165
TherapeuticsMD, Inc. (a)(d)	6,826	13
		121,882
TOTAL HEALTH CARE		1,636,550
INDUSTRIALS - 5.1%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,034,880	197,383
Class C (a)(b)(c)	70,920	6,879
		204,262
Commercial Services & Supplies - 0.0%
Veralto Corp.	15,900	1,490
Construction & Engineering - 1.3%
Bowman Consulting Group Ltd. (a)	80,907	2,629
Comfort Systems U.S.A., Inc.	248,300	76,827
EMCOR Group, Inc.	331,200	118,295
Quanta Services, Inc.	171,500	44,343
Sterling Construction Co., Inc. (a)	1,148,408	116,678
		358,772
Electrical Equipment - 2.8%
Eaton Corp. PLC	952,800	303,238
Vertiv Holdings Co.	5,188,100	482,493
		785,731
Ground Transportation - 0.0%
CSX Corp.	285,633	9,489
Passenger Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)(d)	80,274	180
rights (a)(b)	11,102	0
rights (a)(b)	11,102	0
rights (a)(b)	11,103	0
		180
Professional Services - 0.3%
Verisk Analytics, Inc.	364,906	79,535
TOTAL INDUSTRIALS		1,439,459
INFORMATION TECHNOLOGY - 44.2%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	203,000	52,082
IT Services - 0.8%
Gartner, Inc. (a)	386,282	159,376
MongoDB, Inc. Class A (a)	95,812	34,989
Twilio, Inc. Class A (a)	916	55
X Holdings Corp. Class A (a)(b)(c)	709,150	19,870
		214,290
Semiconductors & Semiconductor Equipment - 20.9%
Advanced Micro Devices, Inc. (a)	343,489	54,402
Alchip Technologies Ltd.	229,000	21,560
Analog Devices, Inc.	76,798	15,406
Applied Materials, Inc.	479,316	95,216
ASML Holding NV (depository receipt)	757,269	660,694
Astera Labs, Inc.	52,600	4,458
BE Semiconductor Industries NV	1,507,515	201,907
Broadcom, Inc.	140,600	182,818
Lam Research Corp.	453,478	405,595
Marvell Technology, Inc.	10,286,519	677,984
Micron Technology, Inc.	624,700	70,566
NVIDIA Corp.	2,822,445	2,438,649
NXP Semiconductors NV	587,196	150,434
Skyworks Solutions, Inc.	93,002	9,913
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,413,892	880,884
		5,870,486
Software - 12.7%
Atom Tickets LLC (a)(b)(c)(f)	516,103	0
Autodesk, Inc. (a)	180,048	38,323
Cadence Design Systems, Inc. (a)	985,040	271,507
Dropbox, Inc. Class A (a)	191,949	4,446
Dynatrace, Inc. (a)	9,118	413
Five9, Inc. (a)	227,400	13,091
Intuit, Inc.	288,357	180,402
Microsoft Corp.	7,688,536	2,993,380
Roper Technologies, Inc.	105,500	53,959
Salesforce, Inc.	8,549	2,299
Stripe, Inc. Class B (a)(b)(c)	91,800	2,387
Synopsys, Inc. (a)	18,395	9,760
		3,569,967
Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	14,426,380	2,457,245
Samsung Electronics Co. Ltd.	4,006,580	222,089
Western Digital Corp. (a)	284,421	20,146
		2,699,480
TOTAL INFORMATION TECHNOLOGY		12,406,305
MATERIALS - 0.2%
Chemicals - 0.2%
Linde PLC	100,200	44,184
REAL ESTATE - 0.9%
Equity Real Estate Investment Trusts (REITs) - 0.9%
Equinix, Inc.	355,460	252,771
UTILITIES - 0.9%
Electric Utilities - 0.4%
Constellation Energy Corp.	586,800	109,110
Independent Power and Renewable Electricity Producers - 0.5%
The AES Corp.	1,790,300	32,046
Vistra Corp.	1,363,600	103,415
		135,461
TOTAL UTILITIES		244,571
TOTAL COMMON STOCKS (Cost $11,056,960)		26,436,738

Preferred Stocks - 0.9%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.7%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	130,752	30,134

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	3,300	829

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(b)(c)	391,560	11,712
Tenstorrent Holdings, Inc. Series C1 (b)(c)	79,348	4,785
		16,497
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	62,037	60,176
Series H(a)(b)(c)	65,670	63,700
		123,876
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	315,830	8,212

TOTAL CONVERTIBLE PREFERRED STOCKS		179,548
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	103,940	6,337
Series B2(a)(b)(c)	178,470	11,269
		17,606
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,272,556	38,062

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Castle Creek Biosciences, Inc. Series A4 (a)(b)(c)	30,303	6,173

TOTAL NONCONVERTIBLE PREFERRED STOCKS		61,841
TOTAL PREFERRED STOCKS (Cost $119,665)		241,389

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $66,693)	83,126	83,383

Money Market Funds - 0.5%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (h)	146,456,517	146,486
Fidelity Securities Lending Cash Central Fund 5.39% (h)(i)	610,205	610
TOTAL MONEY MARKET FUNDS (Cost $147,096)		147,096

TOTAL INVESTMENT IN SECURITIES - 95.9% (Cost $11,390,414)	26,908,606
NET OTHER ASSETS (LIABILITIES) - 4.1%	1,138,979
NET ASSETS - 100.0%	28,047,585

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $532,232,000 or 1.9% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,289,000 or 0.2% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

Atom Tickets LLC	8/15/17	3,262

ByteDance Ltd. Series E1	11/18/20	14,327

Castle Creek Biosciences, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21 - 5/25/23	12,673

Tenstorrent Holdings, Inc. Series C1	4/23/21	4,718

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

X Holdings Corp. Class A	10/27/21	54,255

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	95,649	1,175,158	1,124,322	896	1	-	146,486	0.3%
Fidelity Securities Lending Cash Central Fund 5.39%	411	361,723	361,524	186	-	-	610	0.0%
Total	96,060	1,536,881	1,485,846	1,082	1	-	147,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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